STOCK OPTIONS AND WARRANTS (Details) - E-4 Amdt - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Date of Debt Instrument	Jan. 25, 2016	Jan. 25, 2016
Debt Instrument, Repayment Description

In consideration of the amendments, the Company agreed to issue Funding Corp, 145,000 stock purchase warrants, plus commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

Warrant to Purchase	145,000	145,000
Warrant to Purchase, price per share	$ 1.02	$ 1.02
Warrant, Issued	228,000
Warrant, Fair Value Expense	$ 81,528